3. Intangible Assets (Details-Intangible Assets) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Intangible assets, gross	$ 455,200	$ 250,000
Acculumated depreciation	153,416	83,333
Intangible assets, net	301,784	166,667
Contractual License [Member]
Intangible assets, gross	250,000	250,000
Useful lives	5 years
Intellectual Property [Member]
Intangible assets, gross	160,200	0
Useful lives	5 years
Website Technology Development [Member]
Intangible assets, gross	$ 45,000	$ 0
Useful lives	5 years